TIFF Investment Program, Inc. (TIP)
Supplement dated March 13, 2006 to the SAI dated April 30, 2005

This supplement supersedes the supplements dated August 1, 2005 and February 22, 2006.

Money Manager Accounts

On page 16, please replace the first full paragraph with the following:

At the request of TAS, Mondrian agreed to terminate its subadvisory agreement with Delaware Investment Advisers (“Delaware”) with respect to the Multi-Asset Fund and to assume day-to-day responsibility for the management of the assets that Delaware managed pursuant to the subadvisory agreement, effective as of March 14, 2006. At a meeting held on March 6, 2006, the board approved an amendment to the Money Manager Agreement between Mondrian and the Multi-Asset Fund, the sole purpose of which was to reduce the fees payable to Mondrian.

On page 91, please replace the disclosure under Mondrian with the following:

Portfolio Managers	RICs		Pooled Funds		Other Accounts

	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET
Mondrian
Elizabeth Desmond*	13	$4,656	1	$1,991	18	$7,275
Nigel May*	7	$3,751	2	$2	20	$6,735
INTERNATIONAL EQUITY
Mondrian
Elizabeth Desmond*	13	$4,656	1	$1,991	18	$7,275
Nigel May*	7	$3,751	2	$2	20	$6,735
*Information as of December 31, 2005

On page 93, please replace the disclosure under Mondrian with the following:

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET
Mondrian
Elizabeth Desmond*	0	$0	0	$0	0	$0
Nigel May*	0	$0	0	$0	1	$359
INTERNATIONAL EQUITY
Mondrian
Elizabeth Desmond*	0	$0	0	$0	0	$0
Nigel May*	0	$0	0	$0	1	$359
*Information as of December 31, 2005

On Page 95, please replace the disclosure under Mondrian with the following:

MULTI-ASSET FUND
	Compensation Structure	Specific Criteria	Difference in Compensation Methodology Between TIP and Other Accounts Managed
Mondrian Elizabeth Desmond*	Salary Profit Sharing Equity Grants	Salary is fixed.	None
Mondrian Nigel May*	Salary Profit Sharing Equity Grants	Salary is fixed.	None
*Information as of December 31, 2005

On Page 97, please replace the disclosure under Mondrian with the following:

INTERNATIONAL EQUITY FUND
	Compensation Structure	Specific Criteria	Difference in Compensation Methodology Between TIP and Other Accounts Managed
Mondrian Elizabeth Desmond*	Salary Share of Firm Profits Equity Grants	Salary is fixed.	None
Mondrian Nigel May*	Salary Profit Sharing Equity Grants	Salary is fixed.	None
*Information as of December 31, 2005

Matching Gift Program

On page 10, please insert the following immediately after the section entitled Director Compensation:

Matching Gift Program

Effective January 1, 2006, TIP instituted a matching gift program. TIP will match contributions made by TIP independent directors to certain eligible tax-exempt charitable organizations. TIP will match only the gift portion of such contributions. Any contribution for which the donor receives a specific benefit in return will be reduced by the fair market value of the benefit to determine the gift portion of the contribution.

TIP will match the first $5,000 of contributions by the independent director each calendar year at a rate of 2:1. TIP will match the next $10,000 of contributions by the independent director each calendar year at a rate of 1:1. Contributions by an independent director, in excess of $15,000 in a calendar year, will not be matched; the maximum aggregate match by TIP is $20,000 per calendar year for each independent director. The minimum contribution that will be matched is $25.

Addition to Short-term Indices

On page 71, please insert the following immediately after the Merrill Lynch 6-month US Treasury Bill Index:

Merrill Lynch 6-month US Treasury Bill Index minus 50 basis points. The Short-Term Fund will utilize, as a supplemental index, the Merrill Lynch 6-month US Treasury Bill Index minus 50 basis points to illustrate how closely the Short-Term Fund is operating in accordance with its mandate (i.e., to track as closely as possible, gross of fees and expenses, the Merrill Lynch 6-month US Treasury Bill Index). The 50 basis point deduction from that index is intended to reflect the impact of operating expenses and trading costs on returns on a portfolio of short-term US government securities.